        Supplement Dated May 1, 2015to the Prospectus Dated May 1, 2005

      MetLife Income Security Plan/SM/ Variable Income Annuity Contracts

                                   Issued by
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                           New York, New York 10166

This supplement updates certain information in the prospectus dated May 1, 2005, describing MetLife Income Security Plan/SM/ group non-qualified and qualified immediate variable income annuity ("Income Annuity") contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. Please write or call MetLife Life & Income Funding Solutions, P.O. Box 14660, Lexington, KY 40512-4660, telephone number 1-866-438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

1. THE CURRENTLY AVAILABLE INVESTMENT CHOICES ARE:


   MET INVESTORS SERIES TRUST -- CLASS A
     Invesco Mid Cap Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Morgan Stanley Mid Cap Growth Portfolio
     Oppenheimer Global Equity Portfolio
     WMC Large Cap Research Portfolio
   METROPOLITAN SERIES FUND -- CLASS A
     Baillie Gifford International Stock Portfolio
     Barclays Aggregate Bond Index Portfolio
     BlackRock Bond Income Portfolio
     Frontier Mid Cap Growth Portfolio
     Jennison Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     MetLife Mid Cap Stock Index Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Value Portfolio
     MSCI EAFE(R) Index Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000(R) Index Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     WMC Balanced Portfolio
     WMC Core Equity Opportunities Portfolio

2. SEPARATE ACCOUNT CHARGE

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the WMC Large Cap Research Portfolio.

We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

3. TABLE OF EXPENSES

                                                                                                   MINIMUM MAXIMUM
                                                                                                   ------- -------

Total Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses)..................  0.27%   1.03%

PORTFOLIO FEES AND EXPENSES
(as a percentage of average daily net assets)

                                            DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                               AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                 MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                           FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------                        ---------- ------------ -------- --------- --------- ------------- ---------
MET INVESTORS SERIES TRUST --
  CLASS A
Invesco Mid Cap Value Portfolio.    0.64%        --        0.05%    0.04%     0.73%       0.02%       0.71%
Lord Abbett Bond Debenture
  Portfolio.....................    0.51%        --        0.04%      --      0.55%       0.01%       0.54%

                                                DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                   AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                     MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
PORTFOLIO                               FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
---------                            ---------- ------------ -------- --------- --------- ------------- ---------
Morgan Stanley Mid Cap Growth
  Portfolio.........................    0.64%        --        0.05%      --      0.69%       0.01%       0.68%
Oppenheimer Global Equity
  Portfolio.........................    0.66%        --        0.08%      --      0.74%       0.06%       0.68%
WMC Large Cap Research
  Portfolio.........................    0.57%        --        0.03%      --      0.60%       0.05%       0.55%
METROPOLITAN SERIES FUND --
  CLASS A
Baillie Gifford International Stock
  Portfolio.........................    0.79%        --        0.08%      --      0.87%       0.12%       0.75%
Barclays Aggregate Bond Index
  Portfolio.........................    0.25%        --        0.03%      --      0.28%       0.00%       0.28%
BlackRock Bond Income Portfolio.....    0.32%        --        0.03%      --      0.35%       0.00%       0.35%
Frontier Mid Cap Growth Portfolio...    0.71%        --        0.05%      --      0.76%       0.01%       0.75%
Jennison Growth Portfolio...........    0.59%        --        0.03%      --      0.62%       0.08%       0.54%
Loomis Sayles Small Cap Core
  Portfolio.........................    0.90%        --        0.06%    0.07%     1.03%       0.08%       0.95%
MetLife Mid Cap Stock Index
  Portfolio.........................    0.25%        --        0.05%    0.01%     0.31%       0.00%       0.31%
MetLife Stock Index Portfolio.......    0.25%        --        0.02%      --      0.27%       0.01%       0.26%
MFS(R) Value Portfolio..............    0.70%        --        0.02%      --      0.72%       0.14%       0.58%
MSCI EAFE(R) Index Portfolio........    0.30%        --        0.10%    0.01%     0.41%       0.00%       0.41%
Neuberger Berman Genesis
  Portfolio.........................    0.80%        --        0.03%      --      0.83%       0.00%       0.83%
Russell 2000(R) Index Portfolio.....    0.25%        --        0.07%    0.05%     0.37%       0.01%       0.36%
T. Rowe Price Large Cap Growth
  Portfolio.........................    0.60%        --        0.03%      --      0.63%       0.02%       0.61%
T. Rowe Price Small Cap Growth
  Portfolio.........................    0.47%        --        0.04%      --      0.51%         --        0.51%
WMC Balanced Portfolio..............    0.46%        --        0.07%      --      0.53%       0.00%       0.53%
WMC Core Equity Opportunities
  Portfolio.........................    0.70%        --        0.03%      --      0.73%       0.11%       0.62%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

4. YOUR INVESTMENT CHOICES

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 1-866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

YOUR INVESTMENT CHOICES

PORTFOLIO                      INVESTMENT OBJECTIVE                            INVESTMENT ADVISER/SUBADVISER
---------                      --------------------                            -----------------------------
MET INVESTORS SERIES TRUST --
 CLASS A
 Invesco Mid Cap Value         Seeks high total return by investing in equity  MetLife Advisers, LLC Subadviser: Invesco
   Portfolio                   securities of mid-sized companies.              Advisers, Inc.
 Lord Abbett Bond Debenture    Seeks high current income and the               MetLife Advisers, LLC
   Portfolio                   opportunity for capital appreciation to         Subadviser: Lord, Abbett & Co. LLC
                               produce a high total return.
 Morgan Stanley Mid Cap        Seeks capital appreciation.                     MetLife Advisers, LLC Subadviser: Morgan
   Growth Portfolio                                                            Stanley Investment Management Inc.
 Oppenheimer Global Equity     Seeks capital appreciation.                     MetLife Advisers, LLC Subadviser:
   Portfolio                                                                   OppenheimerFunds, Inc.
 WMC Large Cap Research        Seeks long-term capital appreciation.           MetLife Advisers, LLC Subadviser: Wellington
   Portfolio                                                                   Management Company LLP
METROPOLITAN SERIES FUND --
 CLASS A
 Baillie Gifford               Seeks long-term growth of capital.              MetLife Advisers, LLC Subadviser: Baillie
   International Stock                                                         Gifford Overseas Limited
   Portfolio
 Barclays Aggregate Bond       Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
   Index Portfolio             Barclays U.S. Aggregate Bond Index.             Investment Management, LLC
 BlackRock Bond Income         Seeks a competitive total return primarily      MetLife Advisers, LLC Subadviser: BlackRock
   Portfolio                   from investing in fixed-income securities.      Advisors, LLC
 Frontier Mid Cap Growth       Seeks maximum capital appreciation.             MetLife Advisers, LLC Subadviser: Frontier
   Portfolio                                                                   Capital Management Company, LLC
 Jennison Growth Portfolio     Seeks long-term growth of capital.              MetLife Advisers, LLC Subadviser: Jennison
                                                                               Associates LLC
 Loomis Sayles Small Cap Core  Seeks long-term capital growth from             MetLife Advisers, LLC Subadviser: Loomis,
   Portfolio                   investments in common stocks or other           Sayles & Company, L.P.
                               equity securities.
 MetLife Mid Cap Stock Index   Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
   Portfolio                   Standard & Poor's MidCap 400(R) Composite       Investment Management, LLC
                               Stock Price Index.
 MetLife Stock Index Portfolio Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
                               Standard & Poor's 500(R) Composite Stock        Investment Management, LLC
                               Price Index.
 MFS(R) Value Portfolio        Seeks capital appreciation.                     MetLife Advisers, LLC Subadviser:
                                                                               Massachusetts Financial Services Company
 MSCI EAFE(R) Index Portfolio  Seeks to track the performance of the MSCI      MetLife Advisers, LLC Subadviser: MetLife
                               EAFE(R) Index.                                  Investment Management, LLC
 Neuberger Berman Genesis      Seeks high total return, consisting             MetLife Advisers, LLC Subadviser: Neuberger
   Portfolio                   principally of capital appreciation.            Berman Management LLC
 Russell 2000(R) Index         Seeks to track the performance of the           MetLife Advisers, LLC Subadviser: MetLife
   Portfolio                   Russell 2000(R) Index.                          Investment Management, LLC
 T. Rowe Price Large Cap       Seeks long-term growth of capital.              MetLife Advisers, LLC Subadviser: T. Rowe
   Growth Portfolio                                                            Price Associates, Inc.
 T. Rowe Price Small Cap       Seeks long-term capital growth.                 MetLife Advisers, LLC Subadviser: T. Rowe
   Growth Portfolio                                                            Price Associates, Inc.
 WMC Balanced Portfolio        Seeks long-term capital appreciation with       MetLife Advisers, LLC Subadviser: Wellington
                               some current income.                            Management Company LLP
 WMC Core Equity               Seeks to provide a growing stream of            MetLife Advisers, LLC Subadviser: Wellington
   Opportunities Portfolio     income over time and, secondarily, long-        Management Company LLP
                               term capital appreciation and current
                               income.

5. ADD THE FOLLOWING DEFINITION OF "GOOD ORDER" TO THE GLOSSARY ON PAGE 4:

GOOD ORDER.--A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your sales representative before submitting the form or request.
6. ADD THE FOLLOWING SECTION BEFORE THE SUBHEADING "RECEIVING INCOME PAYMENTS AND INFORMATION" ON PAGE 33.

CYBERSECURITY RISKS

Our business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the portfolios and the firms involved in the distribution and sale of our products). For example, many routine operations, such as processing your requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife, as well as you and your Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the portfolios; impact our ability to calculate values; cause the release and possible destruction of your confidential information or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 200 PARK AVENUE                                    TELEPHONE: (800) 638-7732
 NEW YORK, NEW YORK